CONVERTIBLE NOTES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
CONVERTIBLE NOTES [Abstract]
CONVERTIBLE NOTES

3. CONVERTIBLE NOTES

During February 2012 the Company issued 12-month Promissory Notes in the aggregate principal amount of $700,000, which accrue interest at the rate of 8% per annum. Per the terms of the Promissory Notes issued in February, the investors will be repaid in equity of the Company, not cash. During the term of the Notes, investors may at any time convert outstanding principal and interest into Common Stock of the Company at a rate of $0.15 per share. In addition, during the term of the Note, should the Company complete any subsequent financing, debt or equity(excluding transactions with Lincoln Park), in an aggregate amount greater or equal to $750,000, which includes any equity component or the right to convert into equity, the investor shall have the option to exchange any outstanding principal and interest of the Note into the new financing. Pursuant to the terms of the Promissory Note, the note holder will receive warrant coverage in the form of five year warrants to purchase that number of shares of Common Stock equal to the quotient obtained by dividing (x) 25% of the Principal, by (y) $0.15, with the resulting number of shares having an exercise price equal to $0.175 per share of Common Stock. The warrants have a cashless exercise provision. The Promissory Notes do not have registration rights for the shares underlying the notes or warrants.

The Company allocates the proceeds associated with the issuance of promissory notes based on the relative fair value of the promissory notes and warrants. Additionally, the Company evaluates if the embedded conversion option results in a beneficial conversion feature by comparing the relative fair value allocated to the promissory notes to the market value of the underlying common stock subject to conversion. In connection with the promissory note issuances during the three months ended March 31, 2012 the Company received total proceeds of $700,000. The Company allocated the total proceeds in accordance with FASB Codification Topic 470 based on the related fair value as follows: $612,300 was allocated to the promissory notes and $38,788 to the warrants. Additionally, the embedded conversion feature resulted in a beneficial conversion feature in the amount of $48,912. The value assigned to the warrants resulting from the relative fair value calculation as well as the value of the beneficial conversion feature is recorded as a debt discount and is presented in the consolidated balance sheets. The debt discount is being amortized to interest expense over the term of the promissory notes. During the nine months ended September 30, 2012 Convertible Notes in the principal and accrued interest amount of $685,208 were converted into 6,852,088 Common shares resulting in a reduction of debt discount and charge to interest expense in the amount of $235,762.

6. CONVERTIBLE NOTES:

During the third and fourth quarters of 2010 the Company issued 24-month Promissory Notes in the aggregate principal amount of $1,335,250, which accrue interest at the rate of 8% per annum. This amount includes principal and accrued interest of Promissory Notes that were originally issued in January 2010 that, through the option of the Note holder, were cancelled and exchanged for the new Notes issued in August 2010. Upon this exchange, the investor who originally owned the January Notes also received an additional five year warrant to purchase 886,250 shares of Common Stock at an exercise price of $0.10 per share. Per the terms of the Notes issued in August, the investors will be repaid in equity of the Company, not cash. During the term of the Notes, investors may at any time convert outstanding principal and interest into Common Stock of the Company at a rate of $0.10 per share. In addition, during the term of the Note, should the Company complete any subsequent financing, debt or equity, in an aggregate amount greater or equal to $750,000, which includes any equity component or the right to convert into equity, the investor shall have the option to exchange any outstanding principal and interest of the Note into the new financing. Pursuant to the terms of the Promissory Note, the note holder will receive warrant coverage in the form of five year warrants to purchase that number of shares of common stock as follows: that number of shares of Common Stock equal to the quotient obtained by dividing (x) 50% of the Principal, by (y) $0.10, with the resulting number of shares having an exercise price equal to $0.10 per share of Common Stock, plus that number of shares of Common Stock equal to the quotient obtained by dividing (x) 25% of the Principal, by (y) $0.125, with the resulting number of shares having an exercise price equal to $0.125 per share of Common Stock, plus that number of shares of Common Stock equal to the quotient obtained by dividing (x) 25% of the Principal, by (y) $0.15, with the resulting number of shares having an exercise price equal to $0.15 per share of Common Stock. The warrants have a cashless exercise provision. If during the term of the Note, and as long as the Note investor continues to own an outstanding balance of the Note, the Company has an equity financing of less than $750,000 that values the Company on a pre-money basis at or below $35 million on a fully-diluted basis, the Note investor will have a right of first refusal to participate in the financing per the terms of the Note. The Promissory Notes do not have registration rights for the shares underlying the notes or warrants.

During February 2011 the Company issued 24-month Promissory Notes in the aggregate principal amount of $1,250,000, which accrue interest at the rate of 8% per annum. Per the terms of the Promissory Notes issued in February, the investors will be repaid in equity of the Company, not cash. During the term of the Notes, investors may at any time convert outstanding principal and interest into Common Stock of the Company at a rate of $0.10 per share. In addition, during the term of the Note, should the Company complete any subsequent financing, debt or equity, in an aggregate amount greater or equal to $750,000, which includes any equity component or the right to convert into equity, the investor shall have the option to exchange any outstanding principal and interest of the Note into the new financing. Pursuant to the terms of the Promissory Note, the note holder will receive warrant coverage in the form of five year warrants to purchase that number of shares of common stock as follows: that number of shares of Common Stock equal to the quotient obtained by dividing (x) 50% of the Principal, by (y) $0.10, with the resulting number of shares having an exercise price equal to $0.10 per share of Common Stock, plus that number of shares of Common Stock equal to the quotient obtained by dividing (x) 25% of the Principal, by (y) $0.125, with the resulting number of shares having an exercise price equal to $0.125 per share of Common Stock, plus that number of shares of Common Stock equal to the quotient obtained by dividing (x) 25% of the Principal, by (y) $0.15, with the resulting number of shares having an exercise price equal to $0.15 per share of Common Stock. The warrants have a cashless exercise provision. If during the term of the Note, and as long as the Note investor continues to own an outstanding balance of the Note, the Company has an equity financing of less than $750,000 that values the Company on a pre-money basis at or below $35 million on a fully-diluted basis, the Note investor will have a right of first refusal to participate in the financing per the terms of the Note. The Promissory Notes do not have registration rights for the shares underlying the notes or warrants.

The Company allocates the proceeds associated with the issuance of promissory notes based on the relative fair value of the promissory notes and warrants. Additionally, the Company evaluates if the embedded conversion option results in a beneficial conversion feature by comparing the relative fair value allocated to the promissory notes to the market value of the underlying common stock subject to conversion. In connection with the promissory note issuances during the years ended December 31, 2011 and 2010 the Company received proceeds of $1,250,000 and $1,335,250, respectively. The Company allocated the proceeds in accordance with FASB Codification Topic 470 based on the related fair value as follows for the years ended December 31, 2011 and 2010: ($0) and $1,028,445 was allocated to the promissory notes, respectively, and $466,432 and $188,031 to the warrants, respectively. Additionally, the embedded conversion feature resulted in a beneficial conversion feature in the amount of $783,568 and $118,774 for the years ended December 31, 2011 and 2010, respectively. The value assigned to the warrants resulting from the relative fair value calculation as well as the value of the beneficial conversion feature is recorded as a debt discount and is presented in the consolidated balance sheets. The debt discount is being amortized to interest expense over the term of the promissory notes and amounted to $425,427 and $48,943 for the years ended December 31, 2011 and 2010, respectively. During the years ended December 31, 2011 and 2010 Convertible Notes in the principal and accrued interest amount of $1,515,131 and $-0- were converted into 15,151,310 and -0- Common shares resulting in a reduction of debt discount and charge to interest expense in the amount of $516,258 and $-0-.